Prepaid Expenses and Deposits - Schedule of Prepaid Expenses and Deposits (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Share Issue Costs [Member]
Deposits	$ 170,000	$ 4,443
Legal retainer	43,038	88,369
Prepaid expenses		5,005
Total	$ 213,038	$ 97,817